Leases (Tables)	12 Months Ended
Dec. 31, 2022
Leases
Schedule of components and movements in right of use assets
Land and Computer
building equipment Total
$ $ $
Balance at January 1, 2021 3,688,315 12,685 3,701,000
Additions - business combination 477,608
—
477,608
Additions 2,157,796
—
2,157,796
Depreciation (566,182) (4,228) (570,411)
Balance at December 31, 2021 5,757,537 8,457 5,765,993
Modification of lease agreements (311,421)
—
(311,421)
Depreciation (631,600) (4,228) (635,828)
Balance at December 31, 2022 4,814,516 4,229 4,818,744

Schedule of movements in lease liabilities
$
Balance at January 1, 2021 2,988,542
Addition - business acquisition 477,608
Additions - other 2,120,893
Payments (263,078)
Balance at December 31, 2021 5,323,965
Modification of lease agreements 867,110
Payments (657,381)
Balance at December 31, 2022 5,533,694
Current portion 2,934,236
Non-current portion 2,389,729
Balance at December 31, 2021 5,323,965
Current portion 2,672,212
Non-current portion 2,861,482
Balance at December 31, 2022 5,533,694

Schedule of amount recognized in the statement of comprehensive loss
2022 2021
$ $
Depreciation of right-of-use assets 635,828 570,411
Interest on lease liabilities 378,611 307,691
Expense related to lease payments excluded in the measurement of lease
liabilities 243,209 178,707

Schedule of maturity analysis for contractual undiscounted cash flows of lease liabilities	$ 2023 2,984,243 2024 592,719 2025 572,562 2026 474,484 2027 229,332 Thereafter 1,891,989 6,745,329